Summary of Significant Accounting Policies - Summary of Portion of Sponsor Funding Received (Detail) - USD ($)		6 Months Ended	12 Months Ended
	May 01, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary Of Significant Accounting Policies [Line Items]
Total consideration received	$ 150,000,000
Series C Unit
Summary Of Significant Accounting Policies [Line Items]
Beginning Balance		$ 3,224,254	$ 3,777,104	$ 3,372,686
Total consideration received			484,810	1,215,984
Reduction of Property operating expense - affiliates		(532,473)	(1,037,660)	(811,566)
Ending Balance		$ 2,691,781	$ 3,224,254	$ 3,777,104